                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 33-47473


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
              SUPPLEMENT TO THE POLARIS VARIABLE ANNUITY PROSPECTUS
                                Dated May 1, 2000

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     The following replaces the investment charges and corresponding examples for the CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Expenses" in the Profile:


---------------------------------------------------------------------------------------------------------------------------
                                Total Annual       Total Annual       Total        Examples:
ANCHOR SERIES                   Insurance          Investment         Annual       Total Expenses at       Total Expenses at
TRUST PORTFOLIO                 Charges            Charges            Charges      end of 1 YEAR           end of 10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation            1.61%              0.74%              2.35%        $93                     $265
---------------------------------------------------------------------------------------------------------------------------


     The following replaces the expenses for the Portfolio contained in the chart under the heading "Portfolio Expenses" on page 4 of the Prospectus:

                                    ANCHOR SERIES TRUST
PORTFOLIO                         MANAGEMENT        OTHER      TOTAL ANNUAL
                                  FEE               EXPENSES   EXPENSES
-------------------------------------------------------------------------------
Capital Appreciation+             0.70%             0.04%      0.74%

     + On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management fees for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000. The expenses noted here are restated to reflect an estimate of fees of the Portfolio for the current fiscal year.

     Also, the Examples on page 5 of the Prospectus for the Portfolio are amended as follows:

PORTFOLIO                    1 YEAR    3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Capital Appreciation         (a)$93    (a)$122     (a)$154     (a)$265
                             (b)$23    (b)$ 72     (b)$124     (b)$265


Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.